Trade And Other Receivables - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 EUR (€)
Statement [line items]
Notional amount	€ 6,100,000
Fixed term deposit maturity	May 2021
Loans receivable fair value at initial recognition	€ 27,400,000
Interest free 12-month loans [member]
Statement [line items]
Notional amount	€ 38,257,000
Borrowings, maturity	12-month
10-year 1.12% [member]
Statement [line items]
Notional amount	€ 2,451,000
Borrowings, maturity	10-year
Borrowings, interest rate	1.12%
10-year 1.50% [member]
Statement [line items]
Notional amount	€ 1,402,000
Borrowings, maturity	10-year
Borrowings, interest rate	1.50%
Interest free 10-year loans [member]
Statement [line items]
Notional amount	€ 476,000
Borrowings, maturity	10-year
Bottom of range [member]
Statement [line items]
Lease expire duration	2 years
Top of range [member]
Statement [line items]
Lease expire duration	15 years